Dec. 28, 2023
Limited Duration Fund
Limited Duration Fund

CAVANAL HILL FUNDS

Supplement dated May 20, 2024

to the

Prospectus and Statement of Additional Information dated December 28, 2023

On April 25, 2024, the Board of Trustees (the “Board”) of Cavanal Hill Funds voted to approve a reorganization in which the Cavanal Hill Moderate Duration Fund (the “Target Fund”) will be merged into the Cavanal Hill Limited Duration Fund (the “Acquiring Fund”), each a series of the Cavanal Hill Funds, a Massachusetts business trust (the “Trust” and such transaction, the “Reorganization”). The Trust intends to file a registration statement detailing the Reorganization on or about May 29, 2024. The registration statement is subject to SEC review and assuming that review is complete, we anticipate that such registration statement will become effective on or about July 18, 2024. The Reorganization does not require approval by Target Fund shareholders. Target Fund shareholders will not be asked for a proxy.

It is expected that the Reorganization will occur on or about July 31, 2024. Upon consummation of the Reorganization, shareholders of the Target Fund will become shareholders of the Acquiring Fund (the “Converting Shareholders”), and Converting Shareholders’ investments will be managed according to the Acquiring Fund’s principal investment strategy. That strategy is materially similar to the strategy for the Target Fund shares you currently hold, with duration being the key difference. Duration is a measurement of a bond’s interest rate risk that considers a bond’s maturity, yield, coupon and call features. These factors are calculated into one number that measures how sensitive a bond’s value may be to interest rate changes. In general, the longer a bond’s duration, the greater the interest rate risk. The shorter a bond’s duration, the less volatile it is likely to be. The Acquiring Fund maintains an average portfolio duration of less than three and one-half years. This duration differs from the duration the Target Fund is required to maintain; an average portfolio duration between three and five years.

For more information, please contact us at 1-800-762-7085.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.